UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Revenues	$ 283,990,631
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown below)	225,447,985
Cost of revenue (depreciation)	43,194,326
General and administrative	13,014,756	$ 3,203,605
Provision for credit losses	1,209,459
Impairment loss from mining machines	256,856,570
Gain from changes in fair value of receivable for bitcoin collateral	(51,715,376)
Total operating costs and expenses	488,007,720	3,203,605
Operating loss from continuing operations	(204,017,089)	(3,203,605)
Interest income	991,173	4,295,668
Interest expense	(3,363,606)
Foreign exchange loss, net	(7,988)
Other income	226,993	166,451
Other expenses	(78,095)
Net income (loss) before income taxes from continuing operations	(206,248,612)	1,258,514
Income tax benefit	1,150,475
Net income (loss) from continuing operations	(205,098,137)	1,258,514
Discontinued operations:
Income (loss) from discontinued operations	(129,822,040)	23,732,735
Income tax expenses	(32,646,978)	(607,490)
Net income (loss) from discontinued operations	(162,469,018)	23,125,245
Net income (loss) attributable to Cango Inc.'s shareholders	$ (367,567,155)	$ 24,383,759
Basic
Continuing operations (in dollars per share)	$ (0.97)	$ 0.01
Discontinued operations (in dollars per share)	(0.77)	0.11
Diluted
Continuing operations (in dollars per share)	(0.97)	0.01
Discontinued operations (in dollars per share)	$ (0.77)	$ 0.1
Weighted average shares used to compute earnings (losses) per Class A and Class B share:
Basic (in shares)	210,845,952	209,562,578
Diluted (in shares)	210,845,952	225,581,323
Other comprehensive income (loss), net of tax
Release accumulated other comprehensive loss	$ 44,270,340
Foreign currency translation adjustment	5,304,633	$ (9,116,942)
Total comprehensive income (loss)	(317,992,182)	15,266,817
Total comprehensive income (loss) attributable to Cango Inc.'s shareholders	(317,992,182)	$ 15,266,817
Bitcoin mining income
Revenues
Revenues	282,269,981
International automobile trading income
Revenues
Revenues	$ 1,720,650